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                JANUS INVESTMENT FUND (FONDO DE INVERSION JANUS)

Suplemento del 15 de septiembre de 1999 a la Declaracion de Informacion Adicional del 17 de febrero de 1999

LA PRESENTE INFORMACION COMPLEMENTA LA DECLARACION DE INFORMACION ADICIONAL DEL FONDO DEL 17 DE FEBRERO DE 1999. ESTE SUPLEMENTO, JUNTO CON LA DECLARACION DE INFORMACION ADICIONAL, CONSTITUYE UNA DECLARACION DE LA INFORMACION ADICIONAL VIGENTE. SI DESEA SOLICITAR

OTRA COPIA DE LA DECLARACION DE INFORMACION ADICIONAL, LLAME AL 1-800-525-3713.

La informacion detallada a continuacion debe anadirse a la seccion "Estrategias y riesgos de Inversion".

Prestamos de valores

Los Fondos pueden prestar valores a partes calificadas (normalmente casas de bolsa u otras instituciones financieras) que necesiten tomar en prestamo valores para poder completar determinadas transacciones como cubrir ventas al corto, evitar incumplimientos en la entrega de valores o completar actividades de arbitraje. Un Fondo procurara obtener ingreso adicional a traves del prestamo de valores. Dado que existe el riesgo de demora en la recuperacion de un valor prestado o el riesgo de perdida de derechos de garantia si el prestatario se vuelve insolvente, los prestamos de valores solamente se concederan a aquellas partes que Janus Capital considere solventes y de credito. Por otra parte, dichos prestamos solamente se concederan si Janus Capital considera que el beneficio resultante de la concesion de dicho prestamo justifica el riesgo. Un Fondo no tendra derecho a voto sobre los valores mientras estos esten en prestamo, pero podra reclamar un prestamo previamente a cualquier votacion importante. Todos los prestamos se aseguraran siempre mediante una garantia en efectivo, valores del gobierno de los Estados Unidos, cartas de credito u otras garantias similares permitidas por la Comision de Valores y Bolsa (Securities and Exchange Commission, SEC) y las politicas aprobadas por los Administradores Fiduciarios. La garantia en efectivo puede ser invertida en fondos del mercado de dinero con el asesoramiento de Janus, en la medida en que sea coherente con la autorizacion obtenida de la SEC.